OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accounts payable		$ 13,400
Galaxy Digital Holdings, LP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Compensation and compensation related	$ 20,490	71,553	$ 50,556
Professional fees	7,871	5,684	7,755
Promissory note	109,004	96,933	67,246
Legal settlement	78,165	40,000	0
Mining payables and accrued liabilities	1,269	9,385	1,447
Payable for digital asset trades	15,028	20,970	4,176
Interest	27,169	15,530	4,595
Payable for investments and acquisitions	4,447	11,054	0
Accounts payable	3,713	6,910	2,569
Other	3,312	3,512	2,032
Accounts payable and accrued liabilities	$ 270,468	$ 281,531	$ 140,376